Ordinary Shares	12 Months Ended
Dec. 31, 2022
Ordinary Shares
Ordinary Shares

13.Ordinary Shares

During the year ended December 31, 2022, the Group issued 1,195,980,950 Class A ordinary shares with a weighted average conversion price of US$0.0042 per share upon conversion of March 2021 convertible notes.

Effective May 9, 2022, the Company changed the ratio of ADSs to its Class A ordinary shares (the “ADS Ratio”) from the current ADS Ratio of one (1) ADS to fifty (50) Class A ordinary shares to a new ADS Ratio of one (1) ADS to six hundred and fifty (650) Class A ordinary shares.